Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 101,899	$ 75,046
Deferred income tax liability	(229,433)	(242,928)
Net deferred tax asset (liability)	(127,534)	(167,882)	$ (308,577)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	94,070	69,950
Deferred income tax liability	(220,568)	(233,218)
Net deferred tax asset (liability)	(126,498)	(163,268)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	7,829	5,096
Deferred income tax liability	$ (8,865)	$ (9,710)